Contributed Equity - Summary of Issued and Fully Paid Shares (Parenthetical) (Detail) - Ordinary shares [member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BHP Petroleum International Pty Ltd [member]
Disclosure of classes of share capital [line items]
Share price	$ 21.06
Number of shares issued	914,768,948	914,768,948
2021 interim dividend [member]
Disclosure of classes of share capital [line items]
Share price	$ 14.21
2021 dividend [member]
Disclosure of classes of share capital [line items]
Share price	23.14
Number of shares issued		14,348,997	6,051,940
2020 dividend [member]
Disclosure of classes of share capital [line items]
Share price	$ 19.03
Number of shares issued			1,354,072